JPMorgan U.S. GARP Equity Fund
Schedule of Portfolio Investments as of September 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 98.2%
Aerospace & Defense — 0.4%
Howmet Aerospace, Inc.	92	4,262
Automobiles — 2.4%
Tesla, Inc. *	105	26,175
Beverages — 1.7%
Coca-Cola Co. (The)	167	9,365
Monster Beverage Corp. *	133	7,009
PepsiCo, Inc.	14	2,420
		18,794
Biotechnology — 3.7%
AbbVie, Inc.	123	18,296
Neurocrine Biosciences, Inc. *	21	2,384
Regeneron Pharmaceuticals, Inc. *	10	8,144
Sarepta Therapeutics, Inc. *	13	1,609
Vertex Pharmaceuticals, Inc. *	30	10,284
		40,717
Broadline Retail — 5.2%
Amazon.com, Inc. *	444	56,449
Building Products — 0.9%
Carrier Global Corp.	62	3,454
Trane Technologies plc	34	6,866
		10,320
Capital Markets — 1.6%
Ameriprise Financial, Inc.	14	4,571
Charles Schwab Corp. (The)	106	5,843
S&P Global, Inc.	20	7,203
		17,617
Chemicals — 0.4%
Linde plc	12	4,486
Commercial Services & Supplies — 0.8%
Waste Management, Inc.	58	8,844
Communications Equipment — 0.7%
Arista Networks, Inc. *	43	7,992
Construction & Engineering — 0.4%
Quanta Services, Inc.	21	3,948
Consumer Staples Distribution & Retail — 1.3%
Costco Wholesale Corp.	19	10,605
US Foods Holding Corp. *	96	3,815
		14,420
Electric Utilities — 0.7%
NextEra Energy, Inc.	69	3,935
PG&E Corp. *	234	3,773
		7,708

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Entertainment — 0.5%
Netflix, Inc. *	14	5,178
Financial Services — 3.7%
Mastercard, Inc., Class A	96	37,920
Visa, Inc., Class A	13	3,016
		40,936
Food Products — 0.3%
Hershey Co. (The)	18	3,599
Ground Transportation — 1.7%
CSX Corp.	205	6,319
Uber Technologies, Inc. *	267	12,277
		18,596
Health Care Equipment & Supplies — 0.7%
Boston Scientific Corp. *	149	7,863
Health Care Providers & Services — 4.3%
Elevance Health, Inc.	22	9,691
HCA Healthcare, Inc.	15	3,660
Humana, Inc.	23	11,011
McKesson Corp.	14	6,348
UnitedHealth Group, Inc.	33	16,676
		47,386
Hotels, Restaurants & Leisure — 3.5%
Booking Holdings, Inc. *	3	9,551
Chipotle Mexican Grill, Inc. *	5	8,954
Expedia Group, Inc. *	41	4,207
Hilton Worldwide Holdings, Inc.	31	4,626
McDonald's Corp.	24	6,379
Yum! Brands, Inc.	33	4,154
		37,871
Industrial Conglomerates — 0.6%
Honeywell International, Inc.	34	6,254
Industrial REITs — 0.5%
Prologis, Inc.	44	4,977
Insurance — 1.6%
Arch Capital Group Ltd. *	68	5,428
Progressive Corp. (The)	88	12,224
		17,652
Interactive Media & Services — 9.7%
Alphabet, Inc., Class A *	240	31,463
Alphabet, Inc., Class C *	208	27,353
Meta Platforms, Inc., Class A *	156	46,931
		105,747
IT Services — 0.2%
Amdocs Ltd.	30	2,542

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Life Sciences Tools & Services — 2.2%
Agilent Technologies, Inc.	36	3,959
IQVIA Holdings, Inc. *	36	7,135
Thermo Fisher Scientific, Inc.	25	12,577
		23,671
Machinery — 1.0%
Deere & Co.	7	2,755
Ingersoll Rand, Inc.	89	5,646
Parker-Hannifin Corp.	8	2,948
		11,349
Media — 0.6%
Charter Communications, Inc., Class A *	14	6,032
Metals & Mining — 0.5%
Freeport-McMoRan, Inc.	158	5,884
Oil, Gas & Consumable Fuels — 0.9%
Cheniere Energy, Inc.	42	6,909
Diamondback Energy, Inc.	21	3,258
		10,167
Pharmaceuticals — 1.5%
Eli Lilly & Co.	30	16,329
Professional Services — 0.2%
Booz Allen Hamilton Holding Corp.	20	2,131
Semiconductors & Semiconductor Equipment — 9.7%
Advanced Micro Devices, Inc. *	102	10,521
Analog Devices, Inc.	29	5,106
ASML Holding NV (Registered), NYRS (Netherlands)	5	2,835
Lam Research Corp.	10	6,039
NVIDIA Corp.	118	51,501
NXP Semiconductors NV (China)	53	10,516
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	97	8,456
Teradyne, Inc.	33	3,342
Texas Instruments, Inc.	47	7,379
		105,695
Software — 18.4%
Adobe, Inc. *	13	6,685
Autodesk, Inc. *	33	6,782
Cadence Design Systems, Inc. *	55	12,979
Crowdstrike Holdings, Inc., Class A *	32	5,335
HubSpot, Inc. *	15	7,141
Intuit, Inc.	29	14,705
Microsoft Corp.	370	116,873
Oracle Corp.	101	10,699
Palo Alto Networks, Inc. *	36	8,408

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Software — continued
ServiceNow, Inc. *	13	7,333
Workday, Inc., Class A *	18	3,967
		200,907
Specialized REITs — 0.8%
Equinix, Inc.	8	5,977
VICI Properties, Inc.	77	2,234
		8,211
Specialty Retail — 3.7%
Best Buy Co., Inc.	71	4,933
Burlington Stores, Inc. *	39	5,354
Lowe's Cos., Inc.	87	18,018
O'Reilly Automotive, Inc. *	7	6,638
Tractor Supply Co.	25	4,993
		39,936
Technology Hardware, Storage & Peripherals — 10.3%
Apple, Inc.	607	103,987
Pure Storage, Inc., Class A *	54	1,924
Seagate Technology Holdings plc	99	6,531
		112,442
Tobacco — 0.5%
Philip Morris International, Inc.	57	5,288
Trading Companies & Distributors — 0.4%
United Rentals, Inc.	10	4,585
Total Common Stocks (Cost $622,472)		1,072,960
Short-Term Investments — 1.7%
Investment Companies — 1.7%
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b) (Cost $17,908)	17,904	17,910
Total Investments — 99.9% (Cost $640,380)		1,090,870
Other Assets Less Liabilities — 0.1%		1,625
NET ASSETS — 100.0%		1,092,495

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023  (Unaudited) (continued)
Futures contracts outstanding as of September 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	71	12/15/2023	USD	15,360	(651)

Abbreviations
USD	United States Dollar

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,090,870	$—	$—	$1,090,870
Depreciation in Other Financial Instruments
Futures Contracts (a)	$(651)	$—	$—	$(651)

(a)	Please refer to the SOI for specifics of portfolio holdings.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers.

JPMorgan U.S. GARP Equity Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF September 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended September 30, 2023
Security Description	Value at June 30, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2023	Shares at September 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.48% (a) (b)	$12,865	$48,035	$42,992	$1	$1	$17,910	17,904	$200	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (a) (b)	—	2,450	2,450	—	—	—	—	1	—
Total	$12,865	$50,485	$45,442	$1	$1	$17,910		$201	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2023.